Schedule of Income Tax Expense (Details) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Current year income tax expense					$ 4	$ 117	$ 136
Over-provision in prior year					(5)
Income tax expense				$ (1)	$ (1)	$ 117	$ 136